Share Based Compensation - Schedule of Number and Weighted-average Exercise Prices and Remaining Contractual Life of Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Options Outstanding, beginning balance	1,129,774
Number of Options, Granted	877,509	1,252,403
Number of Options, Exercised	(36,787)	(9,180)
Number of Options, forfeited		(113,444)
Number of Options Outstanding, Ending balance	1,970,496	1,129,774
Number of Options, Exercisable, Ending balance	517,672	554,456
Weighted average exercise price Outstanding, beginning balance	$ 11.72
Weighted average exercise price, Granted	29.32	$ 11.70
Weighted average exercise price, Exercised	11.52	11.52
Weighted average exercise price, Forfeited		11.52
Weighted average exercise price Outstanding, Ending balance	19.56	11.72
Weighted average exercise price, Exercisable, Ending balance	$ 11.71	$ 11.70
Weighted Average Remaining Contractual Life (Yrs) Outstanding	4 years 6 months 7 days	4 years 3 days
Weighted Average Remaining Contractual Life (Yrs), Granted	3 years 6 months 18 days	1 year 11 months 4 days
Weighted Average Remaining Contractual Life (Yrs), Exercisable, Ending balance	3 years 4 months 2 days
Aggregate intrinsic value Outstanding	$ 8,430
Aggregate intrinsic value Exercisable	$ 15,200
Previously Reported [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Options Outstanding, beginning balance	1,129,779
Number of Options Outstanding, Ending balance		1,129,779
Weighted Average Remaining Contractual Life (Yrs) Outstanding		1 year 11 months 1 day